As filed with the Securities and Exchange Commission on December 9, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-22358

Rochdale Structured Claims Fixed Income Fund, LLC
(Exact name of registrant as specified in charter)

570 Lexington Avenue
New York, New York 10022-6837
(Address of principal executive offices) (Zip code)

Kurt Hawkesworth
570 Lexington Avenue
New York, New York 10022-6837
(Name and address of agent for service)

212-702-3500
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  September 30, 2010

Item 1. Reports to Stockholders.

Rochdale Structured Claims Fixed Income Fund, LLC

Annual Report

September 30, 2010

Rochdale Structured Claims Fixed Income Fund, LLC

Annual Report

September 30, 2010

Rochdale Structured Claims Fixed Income Fund, LLC

STATEMENT OF NET ASSETS

September 30, 2010

ASSETS:
Investments in Securities: 101.4%
Asset Backed Security: 100.3%
Crescit Eundo Finance I, LLC Note, 8.10%, Series 2009-A, February 15, 2040;(1)(2) at value
(cost $38,343,361)	$38,343,361
Short-Term Investments: 1.1%
Federated Prime Obligations Fund, 0.21%(3) (cost $408,944)	408,944
Total Investments in Securities (cost $38,752,305)(4)	38,752,305
Interest receivable	138,118
Prepaid expenses	11,990
Total assets	38,902,413
LIABILITIES:
Distribution payable	225,579
Payable to Advisor	55,381
Offering costs payable	268,887
Accrued expenses and other liabilities	133,027
Total liabilities	682,874
NET ASSETS	$38,219,539
ANALYSIS OF NET ASSETS
TOTAL MEMBERS’ PAID IN CAPITAL	$38,219,539
Capital Units outstanding (Unlimited number of Units authorized, no par value)	39,004
Net asset value, offering and redemption price per Unit (net assets/Units outstanding)	$979.88

(1) Illiquid security.
(2) Fair valued by Valuation Committee as delegated by the Fund’s Board of Managers.
(3) 7-Day yield.
(4) Tax cost of investments is the same.

The accompanying notes are an integral part of these financial statements.

Rochdale Structured Claims Fixed Income Fund, LLC

STATEMENT OF OPERATIONS

For the Period from February 24, 2010* through September 30, 2010

INVESTMENT INCOME:
Interest Income	$1,875,663
EXPENSES:
Advisory fees	57,698
Service fees	57,698
Fund accounting and fund administration fees	69,822
Registration expense	10,172
Audit fees	35,304
Custody fees	2,083
Legal fees	15,675
Directors fees	15,388
Insurance expense	5,562
Miscellaneous	7,226
Net Expenses	276,628
NET INVESTMENT INCOME	$1,599,035

* Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Rochdale Structured Claims Fixed Income Fund, LLC

Statement of Changes in Members’ Capital

Period from
February 24, 2010*
through
September 30, 2010
FROM OPERATIONS
Net investment income	$1,599,035
Net Increase in Members’ Capital Resulting From Operations	1,599,035
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(1,599,035)
From return of capital	(515,761)
Total distributions to members	(2,114,796)
INCREASE FROM TRANSACTIONS IN MEMBERS’ CAPITAL
Proceeds from sales of members’ capital units	38,904,187
Offering costs	(268,887)
Net proceeds from Members’ capital units	38,635,300
Total increase in Members’ Capital	38,119,539
MEMBERS’ CAPITAL
Beginning of period	100,000
End of period	$38,219,539

* Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Rochdale Structured Claims Fixed Income Fund, LLC

Statement of Cash Flows

For the Period from February 24, 2010* through September 30, 2010

CASH FLOW FROM OPERATING ACTIVITIES
Net increase in members’ capital resulting from operations	$1,599,035
Adjustments to reconcile net increase in members’ capital resulting from operations to net cash used in operating activities
Purchase of note receivable	(39,003,000)
Principal repayment of note receivable	659,639
Change in operating assets and liabilities
Interest receivable	(138,118)
Prepaid expenses	(11,990)
Payable to Advisor	55,381
Accrued expenses and other liabilities	133,027
Net cash used in operating activities	(36,706,026)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sales of members’ capital units	38,904,187
Distributions	(1,889,217)
Net cash from financing activities	37,014,970
Net change in cash and cash equivalents	308,944
CASH AND CASH EQUIVALENTS
Beginning of period	100,000
End of period	$408,944

* Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Rochdale Structured Claims Fixed Income Fund, LLC

Notes to Financial Statements

1. Organization

Rochdale Structured Claims Fixed Income Fund, LLC (the “Fund”) is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended, as a closed-end, non-diversified, management investment company. The Fund’s investment objective is to seek a steady level of current income with low volatility through investment in promissory notes secured by interests in receivables from insurance companies related to structured settlements.

Rochdale Investment Management LLC (the “Advisor” or “Rochdale”) is an investment adviser registered under the Investment Advisers Act of 1940, as amended, to serve as the Advisor for the Fund.

Each Member must certify that they are a qualified investor or “accredited investor” under Federal securities law and subscribe for a minimum initial investment in the Fund of $25,000. Brokers selling units may establish higher minimum investment requirements than the Fund and may independently charge transaction fees and additional amounts in return for their services in addition to receiving a portion of the sales charge. The Fund is an illiquid investment and no Member will have the right to require the Fund to redeem its units. The existence of the Fund is not expected to be perpetual, but will instead be self-liquidating over time or sold, with an expected life of between seven and fifteen years from inception.

2. Significant Accounting Policies

The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Fund.

Security Valuation

The Fund invested substantially all of its investable assets in the 8.10% Fixed Rate Note, Series 2009-A, which is represented by one certificate (“Note”) issued by a special purpose entity, Crescit Eundo Finance I, LLC.

The value of the collateral underlying the Note depends on a number of factors unique to the structured settlement industry. These include, but are not limited to, the nature and quality of the underlying settlements; the ratings and creditworthiness of the annuity providers who are obligated under the terms of the underlying settlements, the terms which are, in turn, subject to court orders (or acknowledgment letters in the case of owned annuities) to remit payments to entities, including Settlement Funding, LLC, that are wholly-owned by Peach Holdings, LLC; the physical security of the documents that evidence the underlying settlements; and the extent to which the Fund may be assured that the Fund’s security interest in the collateral is properly perfected in accordance with the protections afforded secured creditors under Article 9 of the Uniform Commercial Code.

The Fund’s Board has approved fair value procedures pursuant to which the Fund will value its investment in the Note. The fair value procedures recognize that the Note is illiquid and that no market currently exists for it, save for the potential that the Advisor may be able to effect a negotiated sale of the Note held by the Fund. The valuation shall be updated no less frequently than quarterly. These updates shall be based on various factors, as deemed appropriate by the Pricing Committee, including without limitation, the following:

(i)	Comparisions with other fixed income opportunities available in the credit markets and spreads, on a risk adjusted basis such as, without limitation:

(a)	Swap rates: the variable rate available in a swap contract for the fixed rate payable under the Portfolio Note;

Rochdale Structured Claims Fixed Income Fund, LLC

Notes to Financial Statements—(Continued)

2. Significant Accounting Policies (continued)

Security Valuation (continued)

(b)	Interest Rates: the Fed Funds rate (i.e. that amount the Federal Reserve charges banks for overnight borrowing) and other prevailing interest rates in the U.S.

(c)	Credit Ratings: the weighted average rating of the Annuity Providers issuing the annuity contracts which constitute the Receivables; and

(d)	Subjective Factors: relative liquidity, creditworthiness and underlying collateral.

(ii)	Information obtained by the Advisor from the issuer of the Portfolio Notes relating to the financial position of such issuer and relevant affiliates;

(iii)	Cash flows payable by Annuity Providers under the Transaction Related Agreements.

(iv)	Credit Ratings assigned to the various Annuity Providers;

(v)
The occurrence of any significant market or company specific event that may affect the issuer, its affiliates, their capital structure (as contemplated under the terms of the transaction related documents) or the structured settlement industry; and

(vi)
Reported changes, if any, in the quality of the underlying collateral as a result of changes in such ratings, the creditworthiness of the issuer, its affiliates or the Annuity Providers or specific factors that may affect the value of collateral.

The Fund adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Management has determined that these standards have no material impact on the Fund’s financial statements. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

Rochdale Structured Claims Fixed Income Fund, LLC

Notes to Financial Statements—(Continued)

2. Significant Accounting Policies (continued)

Security Valuation (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2010:

	2010
	Quoted Prices in
	Active Markets for	Significant	Significant Unobservable
	Identical Assets	Other Observable	Inputs
Description	(Level 1)	Inputs (Level 2)	(Level 3)	Total
Note	$—	$—	$38,343,361	$38,343,361
Short-Term Investment	408,944	—	—	408,944
	$408,944	$—	$38,343,361	$38,752,305

The following is a reconciliation of the beginning and ending balances for assets and liabilities measured at fair value using significant unobservable inputs (Level 3) during the period ended September 30, 2010:

Investment
in Security
Balance, beginning of year	$0
Realized loss	0
Change in unrealized appreciation/depreciation	0
Purchases	39,003,000
Principal Payments	(659,639)
Balance, end of year	$38,343,361

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Managers. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. As of September 30, 2010, the Fund was invested in the following restricted security:

		Principal		Price		% Net
Security	Acquisition Date	Amount	Cost	per Share	Value	Assets
Crescit Eundo Finance I, LLC
Note	February 24, 2010	39,003	$39,003,000	$100	$39,003,000	100%

In January 2010, the FASB issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about a) transfers into and out of Levels 1 and 2, and b) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The first disclosure is effective for the first reporting period beginning after December 15, 2009, and for interim periods within those fiscal years. There were no significant transfers into and out of Levels 1 and 2 during the current period presented.

Rochdale Structured Claims Fixed Income Fund, LLC

Notes to Financial Statements—(Continued)

2. Significant Accounting Policies (continued)

Security Valuation (continued)

The second disclosure will become effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact this disclosure may have on the Fund’s financial statements.

Organization Expenses

Expenses incurred by the Fund in connection with the organization were expensed as incurred. The Advisor has agreed to reimburse the Fund for these expenses, subject to potential recovery (see Note 4).

Fund Expenses

The Fund bears expenses incurred in its business. The expenses of the Fund include, but are not limited to, the following: management fees, legal fees; accounting and auditing fees; custody fees; costs of computing the Fund’s net asset value; expenses of preparing, printing, and filing reports and other documents with government agencies; expenses of Members’ and Board meetings; Member record keeping and Member account services, fees, and disbursements; insurance premiums; fees for investor services and other types of expenses as may be approved from time to time by the Board.

Federal Income Taxes

The Fund intends to be treated as a partnership for Federal income tax purposes. Each Member is responsible for the tax liability or benefit relating to such Member’s distributive share of taxable income or loss. Therefore, no federal income tax provision is reflected in the accompanying financial statements.

The Fund has adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Fund has concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its 2010 tax return. At September 30, 2010 there were no distributable earnings on a tax basis. Distributions during the period in the amount of $1,599,035 were from ordinary income for tax purposes.

Offering Costs

Offering Costs were charged to Members’ capital in proportion to the number of units sold during the offering period.

Subsequent Events

The Fund has adopted financial reporting rules regarding subsequent events which requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. In addition, an entity is required to disclose the date through which subsequent events have been evaluated. Management has evaluated the Fund’s related events and transactions that occurred subsequent to September 30, 2010. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Rochdale Structured Claims Fixed Income Fund, LLC

Notes to Financial Statements—(Continued)

2. Significant Accounting Policies (continued)

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

3. Investment Management

The Fund has an investment management agreement with Rochdale. The Advisor is responsible for providing investment advisory management, certain administrative services and conducts relations with the service providers to the Fund.

The Fund will pay the Advisor an investment management fee at an annual rate equal to 0.25% of the Fund’s month-end net assets. The investment management fee will accrue and be payable monthly.

4. Expense Reimbursement

The Advisor has contractually agreed to waive and/or reimburse the Fund’s expenses to the extent needed to limit the Fund’s annual operating expenses to 1.00% of net assets. To the extent that the Advisor reimburses or absorbs fees and expenses, it may seek payment of such amounts for three years after the year in which the expenses were reimbursed or absorbed. The Fund will make no such payment, however, if its total annual operating expenses exceed the expense limit in effect at the time the expenses were reimbursed or at the time these payments are proposed.

The expense agreement described above was terminated and a new Reimbursement Agreement was executed that allows the Advisor to request recoupment of Covered Fund Costs, as defined in the agreement (including Offering Costs advanced by the Advisor) only if the distribution to Members with respect to the year for which the recoupment is sought would (after taking into account the amount of recoupment) equal or exceed the Minimum Annual Distribution, 7.00% compounded monthly per annum per Unit. The Fund and the Advisor agree that the Advisor may request recoupment of expenses absorbed and repayment of offering costs advanced by the Advisor in the prior three years in years in which the Minimum Annual Distribution is achieved so long as the Fund’s actual annual expenses plus the amount of any requested recoupment with respect to such year, does not exceed 1.40% of net assets.

At September 30, 2010, the cumulative amount available for reimbursement was $306,490, consisting of $268,887 offering costs advanced by the Advisor and $37,603 expenses reimbursed by the Advisor, which were incurred during the seed audit period ended November 2009. This amount may be reimbursed by September 30, 2013.

5. Shareholder Servicing Arrangement

The Fund will pay a fee to the Advisor (or its affiliates) at an annual rate of 0.25% of the Fund’s month-end net assets, including assets attributable to the Advisor (or its affiliates). Services provided include, but are not limited to, handling Member inquiries regarding the Fund (e.g., responding to questions concerning investments in the Fund, and reports and tax information provided by the Fund); assisting in the enhancement of relations and communications between Members and the Fund; assisting in the establishment and maintenance of Member accounts with the Fund; and assisting in the maintenance of Fund records containing Member information.

Rochdale Structured Claims Fixed Income Fund, LLC

Notes to Financial Statements—(Continued)

6. Distribution to Members

The Fund intends to make distributions to Members on a monthly basis in aggregate amounts representing substantially all of its net investment income, if any, during the year. The Fund also intends to distribute monthly proceeds from any principal paydowns on the Note, which will be designated as a return of capital to Members. Although the Fund does not expect to realize long-term capital gains except under extraordinary circumstances (such as the sale of all or a substantial portion of the Note), if it does earn such gains, they will be paid out once each year (unless otherwise permitted by the 1940 Act). The Fund will make distributions only if authorized by the Board and declared by the Fund out of assets legally available for these distributions.

7. Investment Transactions

For the period ended September 30, 2010, excluding short-term securities and U.S. Government securities, the cost of aggregate purchases were $39,003,000 and sales of investments were $659,639. There were no purchases or sales of U.S. Government securities during the period ended September 30, 2010.

Rochdale Structured Claims Fixed Income Fund, LLC

Financial Highlights

	Period from
	February 24, 2010*
	through
	September 30, 2010
Net Asset Value, beginning of period	$993.10
Income from investment operations:
Net investment income	41.00
Total from investment operations	41.00
Less Distributions:
From net investment income	(41.00)
From return on capital	(13.22)
Total distributions	(54.22)
Net asset value, end of period	$979.88
TOTAL RETURN — NET	4.21	%(1)(3)
RATIOS/SUPPLEMENTAL DATA
Members’ Capital, end of period (000’s)	$38,220
Portfolio Turnover	1.72	%(1)
Ratio of Net Investment Income to Average Net Assets	6.92	%(2)
Ratio of Expenses to Average Net Assets	1.20	%(2)

*	Commencement of operations.
(1)	Not Annualized.
(2)	Annualized.
(3)	Represents total return on a net asset value basis. Using the initial offering price of $1,000.00, including offering costs of $6.90, total return for the period was 3.49%.

Total return is calculated for all Members taken as a whole and an individual Member’s return may vary from these Fund returns based on the timing of capital transactions.

The expense ratios are calculated for all Members taken as a whole. The computation of such ratios based on the amount of expenses assessed to an individual Member’s capital may vary from these ratios based on the timing of capital transactions.

The accompanying notes are an integral part of these financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and
Board of Trustees of
Rochdale Investment Management LLC

We have audited the accompanying statement of net assets of the Rochdale Structured Claims Fixed Income Fund, LLC, a series of Rochdale Investment Management LLC (the “Fund”), including the related statement of operations, the statement of changes in members’ capital, the statement of cash flows and the financial highlights for the period February 24, 2010 (commencement of operations) through September 30, 2010. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2010, by correspondence with the custodian. As described in Note 2, the Fund has a restricted security, representing 100.3% of the Fund’s net assets, that does not have market quotations readily available and are valued at their fair value as determined in good faith using procedures established by the Board of Managers. Amounts ultimately realized from the disposal of such restricted security may vary significantly from the fair values presented. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Rochdale Structured Claims Fixed Income Fund, LLC, as of September 30, 2010, and the results of its operations, the changes in members’ capital, the statement of cash flows and the financial highlights for the period February 24, 2010 (commencement of operations) through September 30, 2010, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
November 29, 2010

Rochdale Structured Claims Fixed Income Fund, LLC

September 30, 2010

Investment Breakdown (as a % of total investments)

The accompanying notes are an integral part of these financial statements.

ROCHDALE STRUCTURED CLAIMS FIXED INCOME FUND, LLC

MANAGER AND OFFICER INFORMATION

The Managers of the Fund, who were elected for an indefinite term by the initial shareholders of the Fund, are responsible for the overall management of the Fund, including, general supervision and review of the investment activities of the Fund. The Managers, in turn, elect the officers of the Fund, who are responsible for administering the day to day operations of the Fund. The current Managers and officers, their affiliations and principal occupations for the past five years are set forth below. The Statement of Additional Information includes additional information about the Managers and is available, without charge, by calling 1-866-209-1967.

Interested Managers and Officers
		Term of		Number of	Other
	Position(s)	Office and		Funds in Fund	Directorships
	Held with	Length of	Principal Occupation(s)	Complex Overseen	Held by
Name, Address and Age	Fund	Time Served	During the Past Five Years	by Manager	Manager
Carl Acebes	Chairman and	Since Inception	Chairman and Chief	11	None
570 Lexington Avenue	Board Member		Investment Officer of
New York, NY 10022			Rochdale Investment
Age: 64			Management LLC

Garrett R. D’Alessandro	President	Since Inception	President, Chief Executive	N/A	N/A
570 Lexington Avenue			Officer and Director of
New York, NY 10022			Research of Rochdale
Age: 52			Investment Management
LLC

Edmund Towers	Treasurer	Since Inception	Chief Financial Officer,	N/A	N/A
570 Lexington Avenue			Rochdale Investment
New York, NY 10022			Management LLC since
Age: 52			July 2005; Chief Financial
Officer, Daiwa Securities
America Inc. December
1986 to June 2005

Kurt Hawkesworth	Chief	Since Inception	Senior Executive Vice	N/A	N/A
570 Lexington Avenue	Compliance		President General Counsel,
New York, NY 10022	Officer and		Rochdale Investment
Age: 39	Secretary		Management LLC

Independent Managers
		Term of		Number of	Other
	Position(s)	Office and		Funds in Fund	Directorships
	Held with	Length of	Principal Occupation(s)	Complex Overseen	Held by
Name, Address and Age	Fund	Time Served	During the Past Five Years	by Manager	Manager
Maxime C. Baretge	Board Member	Since Inception	President, P.A. Pommares	11	None
570 Lexington Avenue			Agencies, S.A.. luxury
New York, NY 10022			goods distribution)
Age: 70

Jerry Roland	Board Member	Since Inception	Retired; Previously was a	11	None
570 Lexington Avenue			Consultant, Credit Suisse-
New York, NY 10022			First Boston (securities and
Age: 73			investment banking)

Thomas J. Volpe	Board Member	Since Inception	Private Investor; Past Senior	11	e-Smart
570 Lexington Avenue			Advisor, Babcock & Brown,		Technologies,
New York, NY 10022			(financial services) 2001 to		Inc.
Age: 74			2009.

Rochdale Structured Claims Fixed Income Fund, LLC

Additional Information

Proxy Voting Policies and Procedures

You may obtain a description of the Fund’s proxy voting policies and procedures and information regarding how the Fund voted proxies relating to portfolio securities without charge, upon request, by contacting the Fund directly at 1-800-245-9888; or on the EDGAR Database on the SEC’s website at www.sec.gov.

Portfolio Holdings Disclosure

The Fund will file its complete schedule of portfolio holdings with the SEC at the end of the first and third fiscal quarters on Form N-Q within sixty days of the end of the quarter to which it relates. The Fund’s Forms N-Q will be available on the SEC’s website at www.sec.gov, and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-866-209-1967.

Item 3. Audit Committee Financial Expert.

The registrant’s board of managers has determined that there is at least one audit committee financial expert serving on its audit committee.  Thomas J. Volpe is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 9/30/2010	FYE 9/30/2009
Audit Fees	$25,000	N/A
Audit-Related Fees	$0	N/A
Tax Fees	$10,000	N/A
All Other Fees	$0	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 9/30/2010	FYE 9/30/2009
Audit-Related Fees	0.0%	N/A
Tax Fees	0.0%	N/A
All Other Fees	0.0%	N/A

All of the principal accountant hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 9/30/2010	FYE 9/30/2009
Registrant	$10,000	N/A
Registrant’s Investment Adviser	$0	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

The following table provides information as of September 30, 2010:

PORTFOLIO MANAGER DISCLOSURE

List of Portfolio Managers and Biographical Information

Name	Title	Length of Service	Business Experience During Past 5 Years	Role of Portfolio Manager
Carl Acebes	Chairman and Board Member	Since Inception	Founder and Chief Investment Officer of Rochdale Investment Management LLC. Founder of Rochdale Securities Corporation and the Rochdale Corporation.	Heads the team of investment professionals and is intricately involved in the firms day to day investment management and research work.
Garrett R. D’Alessandro	President	Since Inception	President, CEO and Director of Research of Rochdale Investment Management LLC.	Directs portfolio management strategies and investment research efforts and determines companies that satisfy the firm’s criteria for inclusion in client portfolios.

Name	Number of Registered Investment Companies Managed and Total Assets for Such Accounts (Including The Trust)	Beneficial Ownership of Equity Securities In Trust	Number of Other Pooled Investment Vehicles Managed and Total Assets for Such Accounts	Number of Other Accounts Managed and Total Assets For Such Accounts
Carl Acebes	7, $486 million	$0	9, $582 million	97, $92 million
Garrett R. D’Alessandro	7, $486 million	$0	9, $582 million	198, $198 million

Mr. Acebes receives an annual salary established by the Manager. Salary levels are based on the overall performance of the Manager and not on the investment performance of any particular Portfolio or account. Like the Manager’s other employees, Mr. Acebes is eligible for a bonus annually. Such bonuses are also based on the performance of the Manager as a whole and not on the investment performance of any particular Portfolio or account. Additionally, Mr. Acebes owns a substantial portion of the Manager and, accordingly, benefits from any profits earned by the Manager.

Mr. D’Alessandro receives an annual salary established by the Manager. Salary levels are based on the overall performance of the Manager and not on the investment performance of any particular Portfolio or account. Like the Manager’s other employees, Mr. D’Alessandro is eligible for a bonus annually. Such bonuses are also based on the performance of the Manager as a whole and not on the investment performance of any particular Portfolio or account. Additionally, Mr. D’Alessandro owns a substantial portion of the Manager and, accordingly, benefits from any profits earned by the Manager.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the registrant’s board of managers.

Item 11. Controls and Procedures.

(a)
The registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service provider.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable during this period.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Rochdale Structured Claims Fixed Income Fund, LLC

By (Signature and Title)   /s/ Garrett R. D’Alessandro
                                                   Garrett R. D’Alessandro, President

Date          12/9/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Garrett R. D’Alessandro
                                                   Garrett R. D’Alessandro, President

Date          12/9/2010

By (Signature and Title)   /s/  Edmund Towers
                                                    Edmund Towers, Treasurer

Date          12/9/2010